Note 15 - Segmented Information (Details) - Information by Geographic Segment, Long-Lived Assets (USD $)	Feb. 28, 2014	Nov. 30, 2013
Total assets
Canada	$ 10,454,255	$ 4,379,501
Total property and equipment
Canada	1,225,262	1,231,309
CANADA
Total assets
Canada	10,454,255	4,379,501
Total property and equipment
Canada	$ 1,225,262	$ 1,231,309